Related Party Transactions	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Guozhen Liu	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of Xinzhan, parent of Xiaoqiu Zhang
Fujun Yu	Legal representative and executive director of Park Ha Jiangsu, supervisor of Xinzhan
Hengquan Zhang	Supervior of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman

Due from related party

The Company made advances to Ms. Xiaoqiu Zhang for working capital to be paid on behalf of the Company. The balance due from Ms. Xiaoqiu Zhang was $14,339 and $nil as of October 31, 2024 and 2023, respectively. The company recovered the payment of $14,339 on February 19, 2025.

The Company made advances to Mr. Hengquan Zhang for working capital to be paid on behalf of the Company. The balance due from Mr. Hengquan Zhang was $nil and $10,964 as of October 31, 2024 and 2023, respectively.

The Company made advances to Mr. Fujun Yu for working capital to be paid on behalf of the Company. The balance due from Mr. Fujun Yu was $nil and $6,277 as of October 31, 2024 and 2023, respectively.

Due to related party

The Company received advances from Ms. Guozhen Liu as working capital. The balance due to Ms. Guozhen Liu was $ nil and $6,565 as of October 31, 2024 and 2023, respectively.

The Company received advances from Ms. Xiaoqiu Zhang as working capital. The balance due to Ms. Xiaoqiu Zhang was $nil and $61,596 as of October 31, 2024 and 2023, respectively.

The amounts due from related party and due to related party above are non-interest bearing, without maturity and due on demand.